Related party transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions

21. Related party transactions

For the years ended December 31, 2022, 2023 and 2024, the transactions and balance amount due to/from related parties was as follows:

Transaction amount with related parties

	Year ended December 31,
	2022	2023	2024
Services provided by the Group
Advertising and marketing service provided to related parties(1)	2,451	17	-

	Year ended December 31,
	2022	2023	2024
Services received by the Group
Advertisement costs charged from a related party(2)	14,564	345	1,031
Others advertising and promotional costs charged from a related party(3)	7,945	189	-

Balance amount with related parties

	As of
	December 31,2023	December 31,2024
Amount due from related parties(1)	45,787	44,500
Amount due to related parties(2)	154	480

(1)	For the years ended December 31, 2022, 2023 and 2024, the service fee of RMB2.5 million, nil and nil charged to related parties represents advertising and marketing services provided to companies under the common control of the founder, to help promote these companies’ online applications, which were developed in late 2018.

As of December 31, 2023 and 2024, the amounts due from related parties that pertains to accounts receivable from related party revenues generated was RMB45.8 million and RMB44.5 million respectively.

Although the balance as of December 31, 2024 is overdue, as these companies are under the common control of the founder and they have demonstrated an ability to continuously pay off their balances, the Company did not view this delay in payment as a sign of collectability risk.

(2)	In 2019 the Group entered into CPM (cost per impression) arrangements with media platforms under the common control of the founder for the Group’s customer’s advertisement placement. The total service fee charged from related parties amounted to RMB14.6 million, RMB0.3 million and RMB1 million for the years ended December 31, 2022, 2023 and 2024, respectively.

(3)	For the years ended December 31, 2022, 2023 and 2024, the service fee charged from related parties represented the expense charged from companies under common control of the founder which provided the Group advertising and marketing related promotion services.